UNITED STATES
             SECRITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Analytic Asset Management, Inc.
Address:            600 Third Avenue, Floor 17
                    New York, NY 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Taylor T. Gray
Title:            Executive Vice President
Phone:            212-984-6270

Signature,        Place,               and Date of Signing:
Taylor T. Gray,   New York, New York,  September 30, 2001

Report Type (Check only one.):
               [ X]        13F HOLDINGS REPORT.
               [  ]        13F NOTICE.
               [  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       52
Form 13F Information Table Value Total:       $70,501

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHRS/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Hilton Hotels Corp             CONV BOND        432848AL3     6088  7504000 PRN      SOLE                                          0
Manufactured Home Cmnt         COM              564682102     5970   196255 SH       SOLE                                     196255
Cardinal Health                COM              14149Y108     5304    71725 SH       SOLE                                      71725
Kinder Morgan Mgmt             COM              49455U100     5070   147180 SH       SOLE                                     147180
Calpine                        COM              131347106     4733   207485 SH       SOLE                                     207485
Washington Reit                COM              939653101     4396   185330 SH       SOLE                                     185330
Johnson & Johnson              COM              478160104     4190    75639 SH       SOLE                                      75639
Waste Mgmt Inc                 COM              94106L109     4175   156145 SH       SOLE                                     156145
Elan                           COM              284131208     4092    84460 SH       SOLE                                      84460
Pennsylvania REIT              COM              709102107     3443   162020 SH       SOLE                                     162020
Pfizer Inc.                    COM              717081103     3134    78144 SH       SOLE                                      78144
Cytyc Corp                     COM              232946103     3063   114240 SH       SOLE                                     114240
Kinder Morgan Inc              COM              49455P101     2930    59550 SH       SOLE                                      59550
Home Properties Of NY          COM              437306103     2715    85820 SH       SOLE                                      85820
Perkinelmer Inc                COM              714046109     2692   102585 SH       SOLE                                     102585
Raytheon                       COM              755111507     2158    62090 SH       SOLE                                      62090
AOL Time Warner                COM              00184A105     1998    60370 SH       SOLE                                      60370
Sun Communities                COM              866674104     1048    28600 SH       SOLE                                      28600
Exxon Corp.                    COM              302290101     1044    26506 SH       SOLE                                      26506
Tengasco Inc.                  COM              88033R205     1019   111968 SH       SOLE                                     111968
Procter & Gamble               COM              742718109      255     3500 SH       SOLE                                       3500
Amgen                          COM              031162100      206     3500 SH       SOLE                                       3500
Walgreen Co.                   COM              931422109      196     5700 SH       SOLE                                       5700
Bristol-Myers Squibb           COM              110122108      119     2134 SH       SOLE                                       2134
Merck & Company                COM              589331107       80     1200 SH       SOLE                                       1200
Legg Mason                     COM              524901105       36      910 SH       SOLE                                        910
Equity Income Fund             COM              294700703       33      250 SH       SOLE                                        250
General Electric               COM              369604103       30      800 SH       SOLE                                        800
Chubb Corporation              COM              171232101       29      400 SH       SOLE                                        400
PNC Financial Services         COM              693475105       29      500 SH       SOLE                                        500
Regions Financial              COM              758940100       29     1000 SH       SOLE                                       1000
Public Service Enterprise      COM              744573106       27      630 SH       SOLE                                        630
Wal-Mart Stores Inc            COM              931142103       25      500 SH       SOLE                                        500
Peoples Energy                 COM              711030106       20      500 SH       SOLE                                        500
Pharmacia Corp                 COM              71713U102       20      500 SH       SOLE                                        500
Bp Amoco PLC                   COM              055622104       15      308 SH       SOLE                                        308
Tanger Factory Outlets         COM              875465106       14      700 SH       SOLE                                        700
Electronic Data Systems        COM              285661104       12      200 SH       SOLE                                        200
Intn'l Business Machines       COM              459200101       10      112 SH       SOLE                                        112
Marsh & McLennan               COM              571748102       10      100 SH       SOLE                                        100
American Home Prod.            COM              026609107        8      133 SH       SOLE                                        133
NeoTherapeutics, Inc.          COM              640656104        7     2200 SH       SOLE                                       2200
Zimmer Holdings                COM              98956P102        6      213 SH       SOLE                                        213
Home Depot                     COM              437076102        4      100 SH       SOLE                                        100
J.P. Morgan Chase & Co         COM              46625H100        4      122 SH       SOLE                                        122
Administaff Inc                COM              007094105        3      100 SH       SOLE                                        100
Cinergy Corp                   COM              172474108        3      105 SH       SOLE                                        105
Enron Corp                     COM              293561106        3      100 SH       SOLE                                        100
Bank One Corp                  COM              06423A103        2       50 SH       SOLE                                         50
Taro Pharmaceutical            COM              M8737E108        2       70 SH       SOLE                                         70
Generex Biotechnology          COM              371485103        1      150 SH       SOLE                                        150
Millennium Pharmaceutical      COM              599902103        1       50 SH       SOLE                                         50